Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share
13.	EARNINGS PER SHARE

On October 2, 2009, the Company announced its intention to commence an equity offering and accordingly is providing the following information related to earnings per share.

On December 30, 2011, we completed the conversion of our outstanding Class L Common Stock into shares of Class A Common Stock and thereafter the reclassification of all of our Class A Common Stock as a single class of Common Stock. As a result, earnings per share calculations in 2012 and future periods will be presented as a single class of Common Stock.

Through December 30, 2011, we had two classes of common stock (Class L stock and Class A stock) outstanding. Each Class L share was entitled to a priority return preference equal to the sum of (x) $90 per share base amount plus (y) an amount sufficient to generate a 12% internal rate of return on that base amount from the date of the recapitalization until the priority return preference was paid in full or converted to Class A shares. Each Class L share also participated in any equity appreciation beyond the priority return on the same per share basis as the Class A shares. Class A shares participated in the equity appreciation after the Class L priority return was satisfied.

The Class L stock was considered a participating stock security requiring use of the “two-class” method for the computation of basic net income (loss) per share in accordance with ASC 260 Earnings Per Share. Losses were not allocated to the Class L stock in the computation of basic earnings per share as the Class L stock was not obligated to share in losses.

Prior to the Conversion, basic earnings per share (“EPS”) excluded the effect of common stock equivalents and was computed using the “two-class” computation method, which divided earnings attributable to the Class L preference from total earnings. Any remaining income or loss was attributed to the common shares. Diluted earnings per share reflects the potential dilution that could result if options or other contingently issuable shares were exercised or converted into common stock and notional shares from the Deferred Compensation Plan were granted. Diluted earnings per common share assumes the exercise of stock options using the treasury stock method.

	Year Ended December 31,
(Amount in thousands)	2011	2010
Net income	$127,493	$60,304
Less: accretion of Class L Shares	171,567	170,265
Net loss attributable to common stock	(44,074)	(109,961)
Income attributable to Class L Shares (1)	171,567	170,265

(1)	Prior to the Conversion, the Class L shareholders were allocated their priority return which is equivalent to the accretion, while any losses were allocated to common shareholders as the Class L shareholders did not have a contractual obligation to share in losses.

	Year Ended December 31,
(Amounts in thousands, except per share amounts)	2012	2011	2010
Earnings (loss) per common share:
Basic Class L		$17.18	$17.07
Basic common	$2.04	$(4.01)	$(10.00)

Diluted Class L		$16.48	$16.37
Diluted common	$1.98	$(4.01)	$(10.00)

Weighted average number of shares outstanding:
Basic Class L		9,984	9,975
Basic common	61,528	10,989	10,994

Dilutive impact of stock options:

Class L shares		424	424
Common shares	1,995	—	—

Diluted Class L shares		10,408	10,399
Diluted common shares	63,523	10,989	10,994

Diluted earnings per share are computed using the weighted-average number of common shares and dilutive potential common shares outstanding during the period. Dilutive potential common shares result from the assumed exercise of outstanding stock options, by application of the treasury stock method that have a dilutive effect on earnings per share. At December 31, 2012, 2,681,313 stock options were outstanding with an exercise price equal to or exceeding the market value of our common stock that were therefore excluded from the computation of shares contingently issuable upon exercise of the options. At December 31, 2011 and 2010, for purposes of calculating the diluted earnings per share for the common shares, 315,563 and 318,000 options outstanding to purchase common shares, respectively, were excluded from the computation of diluted common shares outstanding as the income allocable to the common shares was a loss, therefore the effect was anti-dilutive.

Unaudited Pro Forma Earnings per Share

On August 15, 2012, our Board of Directors declared a special cash dividend of $8.00 per share to stockholders of record as of August 15, 2012 totaling $511,041. As the initial public offering is expected to occur within twelve months of the dividend payment, the dividend is deemed to be paid out of proceeds of the offering rather than 2012 earnings under certain interpretations of the Securities and Exchange Commission. As such, the unaudited pro forma earnings per share for fiscal year 2012 gives effect to the number of shares whose proceeds would be necessary to pay the dividend, in excess of fiscal year 2012 earnings, up to the amount of shares assumed to be issued in the offering.

The following table sets forth the computation of unaudited pro forma basic and diluted earnings per share.

	Year ended December 31, 2012
(Amounts in thousands)	Basic	Diluted
Net income	$125,541	$125,541
Pro forma weighted average number of common shares:
Weighted average number of common shares	61,528	63,523
Shares issued in offering necessary to pay dividend	16,404	16,404

Pro forma weighted average number of common shares	77,932	79,927

Pro forma earnings per common share	$1.61	$1.57